Rule 497(j)
                                             Reg. No. 33-61989


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Equity Trust, Select 10
Industrial Portfolio 95-4, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT EQUITY TRUST,
                         SELECT 10 INDUSTRIAL PORTFOLIO 95-4

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory